Financial risk management - Categories of financial instruments and risk management policies (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial risk management
Taxes payable other than income tax	$ 308,345	$ 220,524	$ 262,772
Credit and interest rate | Cash and cash equivalents and other investments held to maturity
Financial risk management
Financial Assets	2,978,559	2,382,345	3,005,792
Credit and exchange rate | Receivables, net
Financial risk management
Financial Assets	696,566	630,757	714,130
Interest rate, exchange rate and liquidity | Short-term and long-term debt
Financial risk management
Financial Liabilities	4,593,223	4,644,387	4,707,303
Liquidity | Trade accounts payable
Financial risk management
Financial Liabilities	208,729	249,507	252,831
Employee statutory profit-sharing payable	8,218	4,675	9,242
Liquidity | Accrued expenses
Financial risk management
Financial Liabilities	40,227	69,125	43,254
Liquidity | Accounts payable to related parties
Financial risk management
Financial Liabilities	$ 226,202	$ 130,022	$ 140,328